Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares			12 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.00625
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	1,801,515	1,801,515
Ordinary shares, shares outstanding (in Shares)	[1]	1,463,012	1,441,265
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.00625
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	360,000	360,000
Ordinary shares, shares outstanding (in Shares)	[1]	360,000	360,000

[1]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10 for 1 reverse share split effected on September 8, 2025 (the “Reverse Stock Split”).